Accrued Expenses and Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

14. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Payroll and welfare payables	4,856	6732	940
Loans from third parties	4,787	2,780	388
Payable to Anhui Juhu (ii)	200	200	28
Payable to Yidong (iii)	-	893	125
Interest payables	-	8	1
Customer deposit	363	408	57
Accrued expenses	334	713	100
Deferred consideration in relation to investment (i)	2,300	-	-
Others	441	488	67
	13,281	12,222	1,706

(i)

In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment was RMB2,300 (US$315).

(ii)	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent amounting to RMB3,245 (approximately $457). As defendant, Youpin reached a settlement agreement on July 29, 2024, which established the final payable amount at RMB2,000. As of 30 June, 2025, the Group had RMB 200 of litigation payments remaining to be paid. Consequently, the Company has reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.

(iii)	Xiamen Youxu and Youpin Shandong are the defendants in this case, with Yidong New Energy Technology Co., Ltd. as the plaintiff. The parties entered into a battery lease agreement in July 2022, under which the defendants agreed to lease new energy vehicles provided by the plaintiff. During the performance of the contract, the defendants discovered quality issues with the vehicle batteries supplied by the plaintiff. After multiple rounds of failed negotiations to resolve the issues, the defendants terminated the cooperation. The plaintiff subsequently filed a lawsuit, citing the defendants’ failure to pay rent on time. The case was first heard in court on September 11, 2025, the two parties reached a settlement in court. According to the settlement agreement issued by the court, the defendant is required to pay the outstanding compensation of RMB 892 to the plaintiff within the specified period. Upon receiving the mediation agreement, the company has recorded the relevant amount in other expenses and other payables.

14. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Payroll and welfare payables	1,846	5,753	810
Loans from third parties	13,104	17,819	2,510
Payable to Wuyi Transportation Construction (i)	-	5,200	732
Other payables	-	662	93
Interest payables	639	1,100	155
Customer deposit	301	334	47
Payables for purchase of property, plant and equipment	964	1,311	185
Accrued expenses	10,928	332	47
Deferred consideration in relation to investment (ii)	5,300	2,300	324
Others	653	420	59
	33,735	35,231	4,962

	As of December 31,
	2023	2024
	RMB	RMB	US$
Payroll and welfare payables	5,753	4,856	666
Loans from third parties (iii)	17,819	4,787	656
Payable to Wuyi Transportation Construction (i)	5,200	-	-
Payable to Anhui Juhu (iv)	-	200	27
Other payables	662	-	-
Interest payables	1,100	-	-
Customer deposit	334	363	50
Payables for purchase of property, plant and equipment	1,311
Accrued expenses	332	334	46
Deferred consideration in relation to investment (ii)	2,300	2,300	315
Others	420	441	59
	35,231	13,281	1,819

(i)	The payable to Wuyi Transportation Construction is discussed in Note 16 - Loan payables.
(ii)

In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), a shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration was RMB2,300 (US$315). Please refer to Note 23- Subsequent events.

(iii)

As of February 29, 2024, all loans from third parties were classified as current liabilities, as they mature within one year. The outstanding interest payable on these borrowings amount to approximately RMB200.

(iii)

In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent in the amount of RMB3,245 (approximately US$457). Youpin entered into a settlement agreement with the plaintiff on July 29, 2024, pursuant to which the final payable amount was determined to be RMB2,000. As of December 31, 2024, Youpin had RMB200 of the settlement amount remaining unpaid. Accordingly, the Company reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.